Taxation - Reconciliation between the statutory rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended						24 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2025
Reconciliation, Amount
PRC Statutory Tax Rate:	¥ (43,368)		¥ (48,003)		¥ (206,902)
Foreign Tax Effects	(20,185)
Statutory tax rate difference			(23,568)		(20,216)
Effect of preferential tax rate			(27,031)		(98,329)
Changes in Valuation Allowances	24,748		127,354		237,414
Nontaxable or Nondeductible Items	60,492		(92,205)	[1]	(96,793)	[1]
Research and development credits	(14,231)
Tax holidays	31,734
Share-based payment awards	15,440
Goodwill impairment	27,020
Other	529
Income tax expenses/(benefits)	¥ 21,687	$ 3,101	¥ (9,391)		¥ 11,832
Tax Jurisdiction of Domicile [Extensible Enumeration]	China	China
Reconciliation, Percent
PRC Statutory Tax Rate:	25.00%	25.00%					25.00%
Foreign Tax Effects	11.70%	11.70%
Changes in Valuation Allowances	(14.30%)	(14.30%)
Nontaxable or Nondeductible Items	(34.90%)	(34.90%)
Research and development credits	8.20%	8.20%
Tax holidays	(18.30%)	(18.30%)
Share-based payment awards	(8.90%)	(8.90%)
Goodwill impairment	(15.60%)	(15.60%)
Other	(0.30%)	(0.30%)
Effective Tax Rate	(12.50%)	(12.50%)
Cayman Islands
Reconciliation, Amount
Foreign Tax Effects	¥ (6,733)
Statutory tax rate difference	¥ (6,733)
Reconciliation, Percent
Foreign Tax Effects	3.90%	3.90%
Statutory tax rate difference	3.90%	3.90%
Hong Kong
Reconciliation, Amount
Foreign Tax Effects	¥ (15,748)
Statutory tax rate difference	(5,223)
Non-taxable income	¥ (10,525)
Reconciliation, Percent
Foreign Tax Effects	9.10%	9.10%
Statutory tax rate difference	3.00%	3.00%
Non-taxable income	6.10%	6.10%
Other foreign jurisdictions
Reconciliation, Amount
Other Adjustments	¥ 2,296
Reconciliation, Percent
Other Adjustments	(1.30%)	(1.30%)

[1]	The permanent differences mainly consist of additional deduction for research and development expenditures and non-deductible expenses.